ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 13, 2018 CAD ($)	Jan. 31, 2018 CAD ($) property	Dec. 31, 2018 CAD ($) property	Dec. 31, 2017 property	Sep. 13, 2018 USD ($)	Sep. 13, 2018 CAD ($)
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds			$ 729,608
Number of properties disposed | property			16	0
Mortgage receivable proceeds			$ 30,000
Newmarket, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds		$ 63,000
Number of properties disposed | property		7
Mortgage receivable proceeds		$ 30,000
Interest rate		6.00%
Piedmont, South Carolina
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds	$ 216,459
Proceeds receivables			11,805		$ 9.5	$ 12,313
Piedmont, South Carolina | Income approach
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds	216,500
Clinton, Tennessee
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds	54,798
Proceeds receivables			$ 231		$ 0.3	$ 400
Clinton, Tennessee | Income approach
ASSETS HELD FOR SALE AND DISPOSITIONS
Gross proceeds	$ 54,800